Intangible Assets, Net (Details) - Schedule of estimated aggregate amortization expense ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Schedule of estimated aggregate amortization expense [Line Items]
2023	¥ 49
2024	48
2025	14
2026	14
2027	14
Thereafter	46
Total	¥ 185